Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of satellites, property and other equipment	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of satellites, property and other equipment [Line Items]
Revenue backlog	17 years
Customer contracts	15 years
Transponder rights	16 years
Software	5 years
Patents	18 years
Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of satellites, property and other equipment [Line Items]
Satellites	12 years
Right-of-use assets	2 years
Antennas, satellite control & communication equipment	8 years
Building, equipment & other	3 years
Customer relationships	20 years
Concession rights	5 years
Top of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of satellites, property and other equipment [Line Items]
Satellites	15 years
Right-of-use assets	27 years
Antennas, satellite control & communication equipment	20 years
Building, equipment & other	25 years
Customer relationships	21 years
Concession rights	15 years